Discontinued Operations - Income (Loss) from Disposal of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated (income) loss on disposal of discontinued operations	$ 18,205,884	$ 0
Aurora | Discontinued Operations, Disposed of by Means Other than Sale, Exchange
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of assets given per Divestiture Agreement	542,262
Change in noncontrolling interest	(9,023,089)
Fair value of stock issued per Divestiture Agreement	26,647,862
Transactions costs	38,849
Estimated (income) loss on disposal of discontinued operations	$ 18,205,884	$ 0